Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 16, 2013
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 12, 2014 to the

Blackstone Alternative Multi-Manager Fund

Prospectus and Statement of Additional Information,

each dated July 16, 2013, as revised July 31, 2013

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, EMSO Partners Limited (“EMSO”) will serve as a sub-adviser to the Fund.

Effective May 15, 2014, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on page 12 of the Prospectus are revised to include EMSO and, as applicable, its corresponding strategy:

EMSO Partners Limited – Fundamental Strategies

Blackstone Alternative Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 12, 2014 to the

Blackstone Alternative Multi-Manager Fund

Prospectus and Statement of Additional Information,

each dated July 16, 2013, as revised July 31, 2013

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, EMSO Partners Limited (“EMSO”) will serve as a sub-adviser to the Fund.

Effective May 15, 2014, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on page 12 of the Prospectus are revised to include EMSO and, as applicable, its corresponding strategy:

EMSO Partners Limited – Fundamental Strategies